Short-Term Loans	12 Months Ended
Dec. 31, 2023
Short-Term Loans [Abstract]
SHORT-TERM LOANS

5. SHORT-TERM LOANS

	December 31, 2023	December 31, 2022
Short-term loans from financial institutions other than banks	$671,355	$9,231,133
Short-term loans from banks	2,213,164	6,454,541
	$2,884,519	$15,685,674

Short-term loans from financial institutions other than banks

During the years ended December 31, 2023, 2022 and 2021, the Company entered into certain loan agreements with certain financial institutions, pursuant to which the Company borrowed $9,523,224, $28,481,174 and $34,070,636, respectively, from these financial institutions with maturity dates due through December 31, 2023. The borrowings bore interest rates ranging between 6.0% and 7.5% per annum. For the years ended December 31, 2023, 2022 and 2021, the Company repaid borrowings of $17,855,445, $22,146,119 and $34,292,971, respectively.

Short-term loans from banks

During the year ended December 31, 2023 and 2022, the Company entered into one loan agreement with a bank, pursuant to which the Company borrowed $48,435,043 and $57,057,319, respectively, with maturity dates due through May 2024. The borrowing bore interest rates ranging between 3.5% and 7.0% per annum. For the year ended December 31, 2023 and 2022, the Company repaid borrowings of $52,972,513 and $50,628,257, respectively. The short-term loans were pledged by the accounts receivables due from customers.

During the year ended December 31, 2023, the Company entered into one additional loan agreement with another bank, pursuant to which the Company borrowed $282,450 with maturity dates due through March 2024. The borrowing bore interest rate of 4.0% per annum. As of the date of this report, the Company subsequently repaid the borrowings to the bank.